Business Acquisitions - Schedule of Amortization of Finite Lived Intangible Assets, Revenues and Earnings and Costs of Acquisition Included in Consolidated Statement of Operations (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Amortization of intangible assets acquired	$ 101,360	$ 53,944
Revenues since the acquisition date included in the consolidated statement of operations	208,094	135,518
Earnings since the acquisition date included in the consolidated statement of operations	(3,066)	(37,931)
Business Acquisition, Transaction Costs	22,282	26,401
Clear Channel Outdoor, Inc.
Business Acquisition [Line Items]
Amortization of intangible assets acquired	70,846
Revenues since the acquisition date included in the consolidated statement of operations	154,983
Earnings since the acquisition date included in the consolidated statement of operations	(20,364)
Business Acquisition, Transaction Costs	14,468
Hartlind Outdoor
Business Acquisition [Line Items]
Amortization of intangible assets acquired	30,514
Revenues since the acquisition date included in the consolidated statement of operations	53,111
Earnings since the acquisition date included in the consolidated statement of operations	17,298
Business Acquisition, Transaction Costs	$ 7,814
Jag, Inc.
Business Acquisition [Line Items]
Amortization of intangible assets acquired		53,618	$ 415,044
Revenues since the acquisition date included in the consolidated statement of operations		133,168	1,461,633
Earnings since the acquisition date included in the consolidated statement of operations		(37,288)	(175,794)
Business Acquisition, Transaction Costs		21,173	92,561
Rose City Outdoor
Business Acquisition [Line Items]
Amortization of intangible assets acquired		326	2,175
Revenues since the acquisition date included in the consolidated statement of operations		2,350	21,950
Earnings since the acquisition date included in the consolidated statement of operations		(643)	(2,160)
Business Acquisition, Transaction Costs		$ 5,228
Kelley Outdoor Media LLC
Business Acquisition [Line Items]
Amortization of intangible assets acquired			44,018
Revenues since the acquisition date included in the consolidated statement of operations			205,670
Earnings since the acquisition date included in the consolidated statement of operations			43,505
Business Acquisition, Transaction Costs			46,939
Warnock
Business Acquisition [Line Items]
Amortization of intangible assets acquired			114,111
Revenues since the acquisition date included in the consolidated statement of operations			507,477
Earnings since the acquisition date included in the consolidated statement of operations			(60,530)
Business Acquisition, Transaction Costs			21,253
United Casualty and Surety Insurance Company
Business Acquisition [Line Items]
Amortization of intangible assets acquired			1,500
Revenues since the acquisition date included in the consolidated statement of operations			171,564
Earnings since the acquisition date included in the consolidated statement of operations			(12,800)
Business Acquisition, Transaction Costs			131,621
Insurance Total 2016
Business Acquisition [Line Items]
Amortization of intangible assets acquired			115,611
Revenues since the acquisition date included in the consolidated statement of operations			679,041
Earnings since the acquisition date included in the consolidated statement of operations			(73,330)
Business Acquisition, Transaction Costs			152,874
Total 2016
Business Acquisition [Line Items]
Amortization of intangible assets acquired			576,848
Revenues since the acquisition date included in the consolidated statement of operations			2,368,294
Earnings since the acquisition date included in the consolidated statement of operations			(207,779)
Business Acquisition, Transaction Costs			292,374
Billborads 2016
Business Acquisition [Line Items]
Amortization of intangible assets acquired			461,237
Revenues since the acquisition date included in the consolidated statement of operations			1,689,253
Earnings since the acquisition date included in the consolidated statement of operations			(134,449)
Business Acquisition, Transaction Costs			$ 139,500